Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued liabilities [Abstract]
Accrued Liabilities
Accrued liabilities consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Accrued professional fees	$1,695	$-
Accrued sales tax	1,233	-
Accrued payroll and benefits	994	85
Accrued trade promotions	357	-
Accrued dividends	256	-
Accrued interest	109	-
Other	77	-
Total accrued liabilities	$4,721	$85